Share-based Compensation - Summary of the restricted shares activities (Details) - Restricted shares - TuanChe Limited Share Incentive Plan (the "Plan") - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of restricted shares
Outstanding Balance	9,212,874	11,489,258
Granted	3,890,000	11,527,950	24,407,184
Forfeit	(3,186,301)	(733,764)
Vested	(2,998,978)	(13,070,570)	(12,917,926)
Outstanding Balance	6,917,595	9,212,874	11,489,258
Weighted-Average Grant-Date Fair Value
Outstanding Balance	$ 1.364	$ 1.595
Granted	0.382	1.440	$ 1.595
Forfeit	1.587	1.593
Vested	1.406	1.623	1.595
Outstanding Balance	$ 0.6920	$ 1.364	$ 1.595